+TYPE       13F-HR
PERIOD     03/31/11
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, May 13, 2011

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value Total:	     $438,538
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
ATLAS PIPELINE HOLDINGS LP     COM              04930A104    13967    625185  SH       Defined          625185
BIG LOTS INC                   COM              089302103     6514    150000  SH       Defined          150000
BP PLC-SPONS ADR               SPONSORED ADR    055622104    22136    501500  SH       Defined          501500
CLINICAL DATA INC NEW          COM              18725U109     6060    200000  SH       Defined          200000
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    24690    370000  SH       Defined          370000
ECHOSTAR CORP                  CL A             278768106     1514     40000  SH       Defined           40000
EXCO RESOURCES INC             COM              269279402    12508    605441  SH       Defined          605441
FORTUNE BRANDS INC             COM              349631101    29551    477471  SH       Defined          477471
GENERAL MOTORS PREFERRED 6.25% COM              370442717     8400   1199999  SH       Defined         1199999
GSI COMMERCE INC               COM              36238G102     5122    175000  SH       Defined          175000
HARVEST NATURAL RESOURCES IN   COM              41754V103     7614    499585  SH       Defined          499585
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     3907    250000  SH       Defined          250000
HUGHES COMMUNICATIONS INC      COM              444398101      429      7196  SH       Defined            7196
LIBERTY MEDIA CORP NEW         COM              53071m104     9350    582932  SH       Defined          582932
O CHARLEYS INC                 COM              670823103       96     16000  SH       Defined           16000
RADWARE LTD                    ORD              M81873107     2820     79557  SH       Defined           79557
RAMBUS INC DEL                 COM              750917106      510     25846  SH       Defined           25846
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     5464    203878  SH       Defined          203878
ZORAN CORP                     COM              98975F101    10390   1000000  SH       Defined         1000000
HUGHES TELEMATICS INC WTS - STR*W               444486110       12    295950  SH       Defined          295950
RETAIL OPPORTUNITY INVTS COR   *W EXP           76131N119      707    706893  SH       Defined          706893
ATHEROS COMMUNICATIONS INC     COM              04743P108     5056    113200  SH  CALL Defined          113200
BIG LOTS INC                   COM              089302103     8877    204400  SH  CALL Defined          204400
EL PASO CORP                   COM              28336L109     9000    500000  SH  CALL Defined          500000
GENZYME CORP                   COM              372917104    33028    433700  SH  CALL Defined          433700
GSI COMMERCE INC               COM              36238G102       32      1100  SH  CALL Defined            1100
HEWLETT PACKARD CO             COM              428236103      790     11500  SH  CALL Defined           11500
LUBRIZOL CORP                  COM              549271104   120564    900000  SH  CALL Defined          900000
MCMORAN EXPLORATION CO         COM              582411104      354     20000  SH  CALL Defined           20000
PFIZER INC                     COM              717081103    16528    813800  SH  CALL Defined          813800
RAMBUS INC DEL                 COM              750917106     9091    460300  SH  CALL Defined          460300
SRA INTL INC                   CL A             78464R105     3366    118700  SH  CALL Defined          118700
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     3071    114600  SH  CALL Defined          114600
TESLA MTRS INC                 COM              88160R101      278     10000  SH  CALL Defined           10000
VALEANT PHARMACEUTICALS INTL   COM              91911K102     9962    200000  SH  CALL Defined          200000
WILLIAMS COS INC DEL           COM              969457100     3118    100000  SH  CALL Defined          100000
EXCO RESOURCES INC             COM              269279402     8264    400000  SH  CALL Defined          400000
BIG LOTS INC                   COM              089302103     6515    150000  SH  PUT  Defined          150000
FAMILY DLR STORES INC          COM              307000109     2566     50000  SH  PUT  Defined           50000
HARVEST NATURAL RESOURCES IN   COM              41754V103     5282    346600  SH  PUT  Defined          346600
HARRIS CORP DEL                COM              413875105     3472     70000  SH  PUT  Defined           70000
REYNOLDS AMERICAN INC          COM              761713106    11498    323600  SH  PUT  Defined          323600
RAMBUS INC DEL                 COM              750917106     4315    218500  SH  PUT  Defined          218500
TIVO INC                       COM              888706108     1750    200000  SH  PUT  Defined          200000